UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 6/30/02

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT IV, LLC
Address:          2750 Sand Hill Road
                  Menlo Park
                  California  94025

13F File Number:  028-04005

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-0360

Signature, Place and Date of signing:

                  Pamela K. Hagenah    Menlo Park, California    August 5, 2002
                  [Signature]          [City, State]             [Date]

Report type (Check only one.):

[X]               13F HOLDINGS REPORT.

[ ]               13F NOTICE.

[ ]               13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Total:                             3

Form 13F Information Table Value Total:                       $6,431
         (thousands)

List of Other Included Managers:

  No. 13 F File Number    Name

  NONE

                                    FORM 13F
         NAME OF REPORTING MANAGER: INTEGRAL CAPITAL MANAGEMENT IV, LLC
                                  as of 6/30/02




                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
DRUGSTORE COM INC            COMM STK    262241102         5,786     2,151,028  SH        SOLE                2,151,028   0      0
HOMESTORE COM INC            COMM STK    437852106           503       349,532  SH        SOLE                  349,532   0      0
READRITE CORP.               COMM STK    755246105           142       294,950  SH        SOLE                  294,950   0      0

GRAND TOTAL                                                6,431